COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Future Aggregate Minimum Lease Payments Required Under Operating Lease

The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2013:

(in US$ thousands)	Amount
2014	$941
2015	754
2016	138

$1,833

Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements

The following table summarizes the committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2013.

(in US$ thousands)	License fees	Minimum guarantees against future royalties	Total
Minimum required payments:
In 2014	$100	$100	$200
After 2014	5,300	1,500	6,800

	$5,400	$1,600	$7,000

Service Agreement
Future Aggregate Minimum Payments For Service Agreements	The following table sets forth our future aggregate minimum payments required under this agreement as of December 31, 2013:

(in US$ thousands)	Amount
2014	$214
2015	251
2016	42

$507